PGIM INVESTMENTS LLC

655 Broad Street

Newark, New Jersey 07102

June 24, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: 497 Filing for

Prudential Investment Portfolios 12 (Registration numbers 333-42705 and 811-08565)

PGIM Short Duration Muni High Income Fund

Prudential Investment Portfolios, Inc. 14 (Registration numbers 002-82976 and 811-03712)

PGIM Floating Rate Income Fund

Prudential Investment Portfolios, Inc. 15 (Registration numbers 002-63394 and 811-02896)

PGIM Short Duration High Yield Income Fund

Prudential Investment Portfolios, Inc. 17 (Registration numbers 033-55441 and 811-07215)

PGIM Short Duration Multi-Sector Bond Fund (each, a “Fund” and collectively, the “Funds”)

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a Supplement dated June 14, 2019 (SEC accession number 0001683863-19-001252), for the Funds listed above. The purpose of the filing is to submit the 497 filing dated June 14, 2019 in XBRL.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-8982.

Sincerely,

/s/ Diana Huffman

Diana Huffman

Assistant Secretary